Convertible Note (Details) - USD ($)								12 Months Ended
		Oct. 10, 2024	May 09, 2024	Mar. 27, 2024	Dec. 13, 2023	Mar. 07, 2023	Dec. 19, 2022	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023	Jul. 04, 2017
Convertible Note [Line Items]
Par value per share (in Dollars per share)	[1]
Gross proceeds (in Dollars)								$ 1,595,000	$ 1,063,333	$ 3,721,667
Convertible Note – 2022-2 [Member]
Convertible Note [Line Items]
Original principal amount (in Dollars)							$ 1,595,000	$ 1,595,000
Par value per share (in Dollars per share)							$ 0.08
Gross proceeds (in Dollars)							$ 1,500,000
Interest per annum								6.00%
Accrue interest rate								15.00%
Debt issuance costs (in Dollars)								$ 220,035
Effective interest rate								20.56%
Extinguished debt amount (in Dollars)								$ 0
Shares issued upon conversion (in Shares)								874,788	608,525
Fair value of shares (in Dollars)								$ 881,572	$ 844,000
Convertible Note – 2023-1 [Member]
Convertible Note [Line Items]
Original principal amount (in Dollars)						$ 2,126,667
Par value per share (in Dollars per share)						$ 0.08
Gross proceeds (in Dollars)						$ 2,000,000
Interest per annum								6.00%
Accrue interest rate								15.00%
Price per share (in Dollars per share)								$ 0.6
Debt issuance costs (in Dollars)								$ 211,702
Effective interest rate								16.26%
Shares issued upon conversion (in Shares)									7,417,064	987,881
Fair value of shares (in Dollars)									$ 1,969,807	$ 225,000
Convertible Note – 2023-2 [Member]
Convertible Note [Line Items]
Original principal amount (in Dollars)					$ 531,667
Par value per share (in Dollars per share)					$ 2
Gross proceeds (in Dollars)					$ 500,000
Interest per annum					6.00%
Accrue interest rate								15.00%
Price per share (in Dollars per share)								$ 3
Debt issuance costs (in Dollars)								$ 58,695
Effective interest rate								19.36%
Shares issued upon conversion (in Shares)								813,477
Fair value of shares (in Dollars)								$ 553,428
Weighted average price percentage								80.00%
Convertible Note 2024-1 [Member]
Convertible Note [Line Items]
Original principal amount (in Dollars)				$ 531,667
Par value per share (in Dollars per share)				$ 2
Gross proceeds (in Dollars)				$ 500,000
Interest per annum								6.00%
Accrue interest rate								15.00%
Price per share (in Dollars per share)								$ 3
Debt issuance costs (in Dollars)								$ 51,667
Effective interest rate								17.61%
Shares issued upon conversion (in Shares)								1,509,385
Fair value of shares (in Dollars)								$ 552,568
Weighted average price percentage								80.00%
Convertible Note 2024-2 [Member]
Convertible Note [Line Items]
Original principal amount (in Dollars)			$ 797,500
Par value per share (in Dollars per share)			$ 2
Gross proceeds (in Dollars)			$ 750,000
Interest per annum								6.00%
Accrue interest rate								15.00%
Price per share (in Dollars per share)								$ 3
Debt issuance costs (in Dollars)								$ 67,500
Effective interest rate								16.00%
Shares issued upon conversion (in Shares)								368,514
Fair value of shares (in Dollars)								$ 100,000
Weighted average price percentage								80.00%
Number of trading days								15 days
Convertible Note 2024-3 [Member]
Convertible Note [Line Items]
Original principal amount (in Dollars)		$ 797,500
Par value per share (in Dollars per share)		$ 2
Gross proceeds (in Dollars)		$ 750,000
Interest per annum								6.00%
Accrue interest rate								15.00%
Price per share (in Dollars per share)								$ 3
Debt issuance costs (in Dollars)								$ 67,500
Effective interest rate								16.00%
Weighted average price percentage								80.00%
Number of trading days								15 days
Net carrying amount of convertible notes (in Dollars)
Material Terms of the Convertible Note 2023-2 [Member]
Convertible Note [Line Items]
Number of trading days								15 days
Material Terms of the Convertible Note 2024-1 [Member]
Convertible Note [Line Items]
Number of trading days								15 days
Maximum [Member]
Convertible Note [Line Items]
Effective interest rate								18.00%
Maximum [Member] | Convertible Note – 2022-2 [Member]
Convertible Note [Line Items]
Increase outstanding balance payable percentage								15.00%
Maximum [Member] | Convertible Note – 2023-1 [Member]
Convertible Note [Line Items]
Increase outstanding balance payable percentage								15.00%
Maximum [Member] | Convertible Note – 2023-2 [Member]
Convertible Note [Line Items]
Increase outstanding balance payable percentage								15.00%
Maximum [Member] | Convertible Note 2024-1 [Member]
Convertible Note [Line Items]
Increase outstanding balance payable percentage								15.00%
Maximum [Member] | Convertible Note 2024-2 [Member]
Convertible Note [Line Items]
Increase outstanding balance payable percentage								15.00%
Maximum [Member] | Convertible Note 2024-3 [Member]
Convertible Note [Line Items]
Increase outstanding balance payable percentage								15.00%
Minimum [Member]
Convertible Note [Line Items]
Effective interest rate								6.00%
Minimum [Member] | Convertible Note – 2022-2 [Member]
Convertible Note [Line Items]
Increase outstanding balance payable percentage								5.00%
Minimum [Member] | Convertible Note – 2023-1 [Member]
Convertible Note [Line Items]
Increase outstanding balance payable percentage								5.00%
Minimum [Member] | Convertible Note – 2023-2 [Member]
Convertible Note [Line Items]
Increase outstanding balance payable percentage								5.00%
Minimum [Member] | Convertible Note 2024-1 [Member]
Convertible Note [Line Items]
Increase outstanding balance payable percentage								5.00%
Minimum [Member] | Convertible Note 2024-2 [Member]
Convertible Note [Line Items]
Increase outstanding balance payable percentage								5.00%
Minimum [Member] | Convertible Note 2024-3 [Member]
Convertible Note [Line Items]
Increase outstanding balance payable percentage								5.00%
Ordinary Shares [Member]
Convertible Note [Line Items]
Par value per share (in Dollars per share)											$ 0.001
Ordinary Shares [Member] | Convertible Note – 2022-2 [Member]
Convertible Note [Line Items]
Price per share (in Dollars per share)								$ 0.6

[1]	Retrospectively restated for effect of reverse stock splits on October 5, 2023 and February 25, 2025.